Provisions	12 Months Ended
Dec. 31, 2025
Additional provisions, other provisions [abstract]
Provisions
24. Provisions
24.1 Details of provisions as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024		December 31, 2025
Provisions for credit losses of unused loan commitments	￦	297,855	￦	274,488
Provisions for credit losses of acceptances and guarantees		56,097		49,025
Provisions for credit losses of financial guarantee contracts		7,378		6,024
Provisions for restoration costs		180,590		171,649
Others		385,712		763,204

	￦	927,632	￦	1,264,390

24.2 Changes in provisions for credit losses of unused loan commitments, and acceptances and guarantees for the years ended December 31, 2024 and 2025, are as follows:

(In millions of Korean won)
	2024
	Provisions for credit losses of unused loan commitments						Provisions for credit losses of acceptances and guarantees
	12-month expected credit losses		Lifetime expected credit losses				12-month expected credit losses		Lifetime expected credit losses
			Non- impaired		Impaired				Non- impaired		Impaired
Beginning	￦	232,674	￦	136,318	￦	10,674	￦	30,849	￦	148,197	￦	4,408
Transfer between stages:
Transfer to 12-month expected credit losses		90,484		(84,851)		(5,633)		87,306		(87,306)		—
Transfer to lifetime expected credit losses		(19,576)		20,367		(791)		(464)		464		—
Impairment		(720)		(2,150)		2,870		(52)		(85)		137
Provision (reversal) for credit losses		(88,390)		9,139		(5,210)		(90,285)		(58,819)		9,309
Others (exchange differences, etc.)		2,523		152		(25)		12,111		36		291

Ending	￦	216,995	￦	78,975	￦	1,885	￦	39,465	￦	2,487	￦	14,145

(In millions of Korean won)
	2025
	Provisions for credit losses of unused loan commitments						Provisions for credit losses of acceptances and guarantees
	12-month expected credit losses		Lifetime expected credit losses				12-month expected credit losses		Lifetime expected credit losses
			Non- impaired		Impaired				Non- impaired		Impaired
Beginning	￦	216,995	￦	78,975	￦	1,885	￦	39,465	￦	2,487	￦	14,145
Transfer between stages:
Transfer to 12-month expected credit losses		24,364		(24,268)		(96)		116		(116)		—
Transfer to lifetime expected credit losses		(22,180)		24,123		(1,943)		(826)		862		(36)
Impairment		(1,502)		(3,375)		4,877		(47)		(172)		219
Provision (reversal) for credit losses		(29,070)		8,761		(2,441)		(6,320)		2,279		(2,653)
Others (exchange differences, etc.)		(604)		7		(20)		(317)		(4)		(57)

Ending	￦	188,003	￦	84,223	￦	2,262	￦	32,071	￦	5,336	￦	11,618

24.3 Changes in provisions for credit losses of financial guarantee contracts for the years ended December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	2024		2025
Beginning	￦	6,500	￦	7,378
Provision (reversal)		15,779		(529)
Others		(14,901)		(825)

Ending	￦	7,378	￦	6,024

24.4 Changes in provisions for restoration costs for the years ended December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	2024		2025
Beginning	￦	155,214	￦	180,590
Provision		7,846		8,275
Reversal		(1,422)		(4,515)
Used		(4,632)		(14,925)
Unwinding of discount		5,221		5,075
Effect of changes in discount rate		18,363		(2,851)

Ending	￦	180,590	￦	171,649

Provisions for restoration costs are the present value of estimated costs to be incurred for the restoration of the leased properties. The expenditure of the restoration cost will be incurred at the end of each lease contract, and the lease period is used to reasonably estimate the time of expenditure. Also, the average restoration expense based on actual three-year historical data and three-year historical average inflation rate are used to estimate the present value of estimated costs.

24.5 Changes in other provisions for the years ended December 31, 2024 and 2025, are as follows:

	2024
	Membership rewards program		Dormant accounts		Litigations		Others 1, 2, 3		Total
Beginning	￦	47	￦	3,359	￦	185,667	￦	530,511	￦	719,584
Increase		80		2,803		53,125		806,860		862,868
Decrease		(54)		(3,009)		(84,490)		(1,115,767)		(1,203,320)
Others		—		—		1,912		4,668		6,580

Ending 1, 2, 3	￦	73	￦	3,153	￦	156,214	￦	226,272	￦	385,712

(In millions of Korean won)
	2025
	Membership rewards program		Dormant accounts		Litigations		Others 1, 2, 3, 4		Total
Beginning	￦	73	￦	3,153	￦	156,214	￦	226,272	￦	385,712
Increase		108		12,642		59,444		496,648		568,842
Decrease		(90)		(10,061)		(73,044)		(107,629)		(190,824)
Others		—		—		(524)		(2)		(526)

Ending 1, 2, 3 , 4	￦	91	￦	5,734	￦	142,090	￦	615,289	￦	763,204

1	Includes other provisions of ￦ 17,064 million and ￦ 6,577 million related to the Livelihood finance support program as of December 31, 2024 and 2025, respectively.
2
Includes other provisions of ￦ 55,182 million and ￦ 28,396 million related to the voluntary compensation for the performance of the Hang Seng China Enterprise Index as of December 31, 2024 and 2025, respectively.

3
Includes other provisions of ￦ 33,776 million and ￦ 144,246 million related to the completion guarantee management-type land trust business agreement of KB Real Estate Trust Co., Ltd. as of December 31, 2024 and 2025, respectively.

4
As of December 31, 2025, other provisions include ￦ 333,002 million related to ELS and LTV penalties, among others, and such amount may change depending on future developments and the outcome of related matters.